Inventory - Schedule of Inventory (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Finished goods	$ 107,143	$ 32,358	$ 104,868
Promotional items	552	552	552
Raw materials	7,893	7,893	7,737
Inventory	115,587	40,803	113,156
Prepaid inventory	$ 177,745		$ 50,000